DEBT Interest Rate Swap Agreements (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Interest Rate Swaps
Notional amount	$ 750
Gain (Loss) on Sale of Derivatives	7
5 Year Interest Rate Swap Contracts [Member]
Interest Rate Swaps
Notional amount	$ 375
Weighted Average Fixed Rate of Interest Rate Swaps	1.85%
Comparable reference rate	2.06%
Gain (Loss) on Sale of Derivatives	$ 4
10 Year Interest Rate Swap Contracts [Member]
Interest Rate Swaps
Notional amount	$ 375
Weighted Average Fixed Rate of Interest Rate Swaps	2.22%
Comparable reference rate	2.31%
Gain (Loss) on Sale of Derivatives	$ 3